SUPPLEMENT DATED APRIL 5, 2022
to

PROSPECTUS DATED MAY 1, 2009
FOR FUTURITY III

PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY II

PROSPECTUSES DATED MAY 1, 2006
FOR FUTURITY SELECT FOUR PLUS, FUTURITY SELECT INCENTIVE, FUTURITY SELECT FREEDOM, FUTURITY SELECT SEVEN, FUTURITY FOCUS II,
FUTURITY SELECT FOUR, FUTURITY ACCOLADE, COLUMBIA ALL-STAR,
COLUMBIA ALL-STAR EXTRA, COLUMBIA ALL-STAR FREEDOM,
AND COLUMBIA ALL-STAR TRADITIONS

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F

This supplement contains information regarding changes to investment options that are available under your Contract.

Effective on or about May 1, 2022, the names of the following investment options will be changed:

Current Name	New Name

AB Global Thematic Growth Portfolio	AB Sustainable Global Thematic Portfolio

AB International Growth Portfolio	AB Sustainable International Thematic Portfolio

THE CONTRACTS REFERENCED IN THIS SUPPLEMENT ARE NO LONGER FOR SALE

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.